Prepaid Expenses and Other Current Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Loss on write off rental deposits		¥ 354,809
Recovery of rental deposit previously written off	¥ 354,809